T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

January 31, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
AUSTRALIA 6.5%
Common Stocks 6.5%
ANZ Group Holdings	3,981	101
Aristocrat Leisure	271	10
BHP Group	3,253	112
Brambles	2,508	39
Cochlear	38	7
Coles Group	2,644	39
Commonwealth Bank of Australia	1,071	111
Computershare	285	7
CSL	195	25
Downer EDI	9,336	52
Evolution Mining	4,289	41
Fortescue	2,859	41
Goodman Group	943	20
Insurance Australia Group	1,391	7
Lynas Rare Earths (1)	460	5
Macquarie Group	165	24
National Australia Bank	2,052	62
Northern Star Resources	656	12
Origin Energy	1,009	8
Pro Medicus	30	4
Qantas Airways	3,634	25
QBE Insurance Group	758	10
Rio Tinto	167	17
Santos	1,802	9
Scentre Group	20,037	57
Sigma Healthcare	2,548	5
South32	2,394	8
Suncorp Group	627	7
Telstra Group	11,745	40
Transurban Group	1,618	16
Washington H Soul Pattinson	299	8
Wesfarmers	635	37
Westpac Banking	3,707	100
WiseTech Global	103	4
Woodside Energy Group	2,980	53
Woolworths Group	590	13
Xero (1)	92	6
Total Australia (Cost $1,078)		1,142
AUSTRIA 0.8%
Common Stocks 0.8%
Erste Group Bank	579	75
OMV	1,008	60
Total Austria (Cost $124)		135

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
BELGIUM 1.1%
Common Stocks 1.1%
Anheuser-Busch InBev	434	31
Argenx (1)	27	23
Groupe Bruxelles Lambert	112	11
KBC Group	110	15
UCB	201	61
Warehouses De Pauw	1,904	54
Total Belgium (Cost $179)		195
CHILE 0.1%
Common Stocks 0.1%
Antofagasta (GBP)	205	10
Total Chile (Cost $8)		10
DENMARK 1.9%
Common Stocks 1.9%
AP Moller - Maersk, Class B	17	42
Carlsberg, Class B	55	7
Danske Bank	311	16
DSV	93	26
Genmab (1)	30	10
Novo Nordisk, Class B	2,477	147
Novonesis Novozymes B, Class B	185	11
Orsted (1)	265	6
Pandora	44	4
Vestas Wind Systems	2,240	68
Total Denmark (Cost $298)		337
FINLAND 1.1%
Common Stocks 1.1%
Kone, Class B	179	13
Metso	402	8
Neste	221	6
Nokia	2,403	15
Nordea Bank	1,414	27
Sampo, Class A	1,195	13
UPM-Kymmene	1,504	42
Wartsila	1,711	69
Total Finland (Cost $185)		193
FRANCE 10.1%
Common Stocks 10.1%
Accor	120	6
Air Liquide	375	70
Airbus	409	94
Alstom (1)	179	6

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
ArcelorMittal	215	12
AXA	2,536	116
BNP Paribas	504	54
Capgemini	75	12
Cie de Saint-Gobain	199	20
Cie Generale des Etablissements Michelin	367	14
Credit Agricole	549	12
Danone	306	24
Dassault Systemes	358	10
Eiffage	310	46
Engie	859	26
EssilorLuxottica	168	51
Eurofins Scientific	981	79
Euronext	54	8
Hermes International	13	31
Kering	32	10
Klepierre SA	1,070	41
Legrand	127	20
L'Oreal	90	41
LVMH Moet Hennessy Louis Vuitton	254	164
Orange	3,887	72
Pernod Ricard	116	10
Publicis Groupe	120	12
Renault	134	5
Safran	219	78
Sanofi	902	85
Schneider Electric	352	101
Societe Generale	1,356	119
SPIE	1,055	58
STMicroelectronics	319	9
Thales	46	14
TotalEnergies	1,385	101
Unibail-Rodamco-Westfield (1)	70	8
Veolia Environnement	352	13
Vinci	814	117
Total France (Cost $1,717)		1,769
GERMANY 9.1%
Common Stocks 9.0%
adidas	81	14
Allianz	266	117
BASF	1,189	64
Bayer	2,409	127
Bayerische Motoren Werke AG	588	61
Beiersdorf	72	9
Commerzbank	338	14
Daimler Truck Holding	239	12

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Deutsche Bank	808	32
Deutsche Boerse	93	24
Deutsche Telekom	3,734	125
DHL Group	1,329	74
E.ON	1,094	23
Fresenius Medical Care	117	5
Fresenius SE & KGaA	207	12
GEA Group	651	47
Hannover Rueck	36	10
Heidelberg Materials	268	73
Infineon Technologies	702	34
Mercedes-Benz Group	347	24
Merck	66	10
MTU Aero Engines	28	12
Muenchener Rueckversicherungs-Gesellschaft	86	52
Quiagen	130	7
Rheinmetall	29	61
RWE	313	20
SAP	789	158
Scout24	65	7
Siemens	582	176
Siemens Energy (1)	750	128
Siemens Healthineers	167	8
Symrise	94	8
Vonovia	404	12
Zalando (1)	136	4
		1,564
Preferred Stocks 0.1%
Henkel	95	8
Sartorius	13	4
Volkswagen	100	12
		24
Total Germany (Cost $1,529)		1,588
HONG KONG 2.0%
Common Stocks 2.0%
AIA Group	9,800	113
BOC Hong Kong Holdings	5,500	29
CK Asset Holdings	1,500	9
CK Hutchison Holdings	1,500	12
Futu Holdings, ADR (USD) (1)	186	30
Galaxy Entertainment Group	1,000	5
HKT Trust & HKT	22,000	33
Hong Kong Exchanges & Clearing	400	22
Jardine Matheson Holdings (USD)	100	7
Link REIT	1,400	7

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Sands China	11,200	24
Sun Hung Kai Properties	1,000	16
Techtronic Industries	3,000	41
Total Hong Kong (Cost $325)		348
IRELAND 0.8%
Common Stocks 0.8%
AIB Group	934	10
Bank of Ireland Group	425	9
Kerry Group, Class A	88	8
Kingspan Group	75	6
Ryanair Holdings	2,846	97
Total Ireland (Cost $127)		130
ISRAEL 0.8%
Common Stocks 0.8%
Bank Hapoalim	600	15
Bank Leumi Le-Israel	2,277	55
Check Point Software Technologies (USD) (1)	38	7
CyberArk Software (USD) (1)	24	10
Elbit Systems	13	9
Israel Discount Bank, Class A	770	9
Monday.com (USD) (1)	24	3
Nice (1)	36	4
Nova (1)	14	7
Phoenix Financial	128	6
Teva Pharmaceutical Industries, ADR (USD) (1)	491	16
Total Israel (Cost $136)		141
ITALY 3.5%
Common Stocks 3.5%
Banca Monte dei Paschi di Siena	932	10
Banco BPM	605	9
BPER Banca	726	10
Enel	11,764	130
Eni	970	20
Ferrari	59	20
FinecoBank Banca Fineco	364	10
Generali	1,977	81
Intesa Sanpaolo	5,063	36
Leonardo	199	13
Moncler	127	7
Poste Italiane	2,337	61
Prysmian	134	16
Stellantis	1,002	10
Terna - Rete Elettrica Nazionale	1,036	11

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
UniCredit	1,990	173
Total Italy (Cost $579)		617
JAPAN 21.5%
Common Stocks 21.5%
Advantest	300	50
Aeon	1,100	15
Ajinomoto	300	7
Asahi Group Holdings	3,300	35
Asahi Kase	900	9
Asics	3,000	72
Astellas Pharma	1,000	14
Bandai Namco Holdings	200	5
Bridgestone	400	9
Canon	1,700	52
Capcom	200	5
Central Japan Railway	300	8
Chubu Electric Power	500	7
Chugai Pharmaceutical	300	17
Daifuku	100	4
Dai-ichi Life Holdings	1,600	14
Daiichi Sankyo	800	15
Daikin Industries	100	12
Daiwa House Industry	200	7
Daiwa Securities Group	600	6
Denso	1,000	14
East Japan Railway	400	10
Ebara	200	6
Eisai	100	3
ENEOS Holdings	1,400	12
FANUC	300	12
Fast Retailing	100	38
Food & Life	600	33
Fuji Electric	100	7
FUJIFILM Holdings	400	8
Fujikura	100	13
Fujitsu	800	22
Hitachi	4,500	156
Honda Motor	1,700	17
Hoya	100	17
IHI	400	9
Inpex	1,800	40
Isetan Mitsukoshi Holdings	2,800	45
ITOCHU	2,400	31
Japan Exchange Group	500	5
Japan Post Bank	1,000	18
Japan Post Holdings	800	10

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Japan Tobacco	400	14
JX Advanced Metals	300	5
Kajima	100	4
Kansai Electric Power	400	6
Kao	200	8
Kawasaki Heavy Industries	100	8
KDDI	5,800	98
Keyence	100	37
Kioxia Holdings (1)	100	14
Kirin Holdings	500	8
Komatsu	400	15
Kubota	2,500	38
Kyocera	800	12
M3	200	2
Marubeni	500	17
MEIJI Holdings	1,400	33
Mitsubishi	2,000	53
Mitsubishi Chemical Group	8,800	58
Mitsubishi Electric	2,300	72
Mitsubishi Estate	2,600	66
Mitsubishi Heavy Industries	1,600	47
Mitsubishi UFJ Financial Group	8,200	148
Mitsui	1,700	56
Mitsui Fudosan	1,300	15
Mitsui OSK Lines	200	6
Mizuho Financial Group	1,300	56
MS&AD Insurance Group Holdings	3,000	76
Murata Manufacturing	800	16
NEC	400	14
Nexon	200	5
NIDEC	400	6
Nintendo	600	37
Nippon Steel	2,700	11
Nippon Yusen	200	7
Nitori Holdings	200	3
Nitto Denko	200	4
Nomura Holdings	1,500	14
Nomura Research Institute	100	3
NTT	13,500	14
Obayashi	300	7
OBIC	100	3
Oji Holdings	7,100	42
Olympus	500	6
Oriental Land	500	9
ORIX	3,100	94
Osaka Gas	100	4
Otsuka Holdings	1,300	78

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Pan Pacific International Holdings	1,100	7
Panasonic Holdings	1,200	16
Rakuten Group (1)	900	5
Recruit Holdings	2,100	111
Renesas Electronics (1)	5,700	95
Resona Holdings	1,100	13
Ryohin Keikaku	200	4
Sanrio	100	3
SBI Holdings	200	5
Secom	200	7
Seibu Holdings	100	3
Sekisui House	300	7
Seven & i Holdings	4,400	63
Shimizu	3,900	69
Shin-Etsu Chemical	600	20
Shionogi	400	8
SoftBank	13,600	18
SoftBank Group	2,400	66
Sompo Holdings	300	10
Sony Group	7,000	154
Subaru	300	6
Sumitomo	3,000	122
Sumitomo Electric Industries	200	9
Sumitomo Mitsui Financial Group	2,100	74
Sumitomo Mitsui Trust Group	2,600	87
Sumitomo Realty & Development	200	6
Suzuki Motor	900	12
T&D Holdings	200	5
Taiheiyo Cement	1,600	44
Taisei	100	10
Takeda Pharmaceutical	3,000	102
TDK	1,000	13
Terumo	800	10
Tokio Marine Holdings	600	22
Tokyo Electron	400	107
Tokyo Gas	100	4
Toppan Holdings	100	3
Toyota Industries	100	13
Toyota Motor	6,300	143
Toyota Tsusho	200	7
Yokogawa Electric	1,300	43
Total Japan (Cost $3,563)		3,764
MEXICO 0.0%
Common Stocks 0.0%
Fresnillo (GBP)	136	7
Total Mexico (Cost $5)		7

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
NETHERLANDS 6.4%
Common Stocks 6.4%
ABN AMRO Bank, CVA	1,964	72
Adyen (1)	40	59
AerCap Holdings (USD)	85	12
Akzo Nobel	113	8
ASM International	22	19
ASML Holding	384	551
BE Semiconductor Industries	39	8
Coca-Cola Europacific Partners (USD)	113	10
DSM-Firmenich	111	9
Heineken	153	13
ING Groep	4,289	127
Koninklijke	13,165	64
Koninklijke Ahold Delhaize	1,515	59
Koninklijke Philips	363	10
Magnum Ice Cream (GBP) (1)	428	8
Nebius Group (USD) (1)	99	8
NN Group	155	12
Prosus	779	45
Universal Music Group	542	13
Wolters Kluwer	115	11
Total Netherlands (Cost $988)		1,118
NEW ZEALAND 0.1%
Common Stocks 0.1%
Auckland International Airport	1,471	7
Fisher & Paykel Healthcare	317	8
Total New Zealand (Cost $14)		15
NORWAY 0.5%
Common Stocks 0.5%
DNB Bank	490	14
Equinor	453	12
Kongsberg Gruppen	247	9
Mowi	355	8
Yara International	1,007	46
Total Norway (Cost $77)		89
PORTUGAL 0.6%
Common Stocks 0.6%
EDP	1,968	10
Galp Energia SGPS	2,502	50
Jeronimo Martins	1,738	41
Total Portugal (Cost $92)		101

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
SINGAPORE 1.4%
Common Stocks 1.4%
DBS Group Holdings	2,500	116
Grab Holdings, Class A (USD) (1)	1,235	5
Keppel	1,100	10
Oversea-Chinese Banking	1,600	27
Sea, ADR (USD) (1)	225	26
Singapore Airlines	5,300	26
Singapore Technologies Engineering	1,000	8
Singapore Telecommunications	3,300	12
United Overseas Bank	500	15
Total Singapore (Cost $230)		245
SPAIN 4.8%
Common Stocks 4.8%
Acciona	177	38
ACS Actividades de Construccion y Servicios	84	10
ACS Actividades de Construccion y Servicios (1)	84	-
Aena SME	418	13
Amadeus IT Group, Class A	657	44
Banco Bilbao Vizcaya Argentaria	7,659	194
Banco de Sabadell	2,601	10
Banco Santander	8,497	109
CaixaBank	7,501	99
Cellnex Telecom (1)	285	9
Endesa	1,308	48
Ferrovial	247	17
Iberdrola	6,713	151
Iberdrola (1)	87	2
Industria de Diseno Textil	475	31
International Consolidated Airlines Group, Class DI	6,418	37
Repsol	570	11
Telefonica	2,070	8
Total Spain (Cost $771)		831
SWEDEN 2.4%
Common Stocks 2.4%
AddTech, Class B	190	6
Alfa Laval	193	11
Assa Abloy, Class B	489	20
Atlas Copco, Class A	1,237	25
Atlas Copco, Class B	771	14
Boliden (1)	158	11
Epiroc, Class A	377	11
EQT	257	10
Essity Aktiebolag, Class B	362	11
Evolution	81	5

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
H & M Hennes & Mauritz, Class B	253	5
Hexagon, Class B	1,038	12
Indutrade	262	6
Investor, Class B	808	31
Saab, Class B	155	12
Sagax, Class B	283	6
Sandvik	526	21
Skandinaviska Enskilda Banken, Class A	745	16
Skanska, Class B	251	8
Spotify Technology (USD) (1)	111	55
Svenska Cellulosa, Class B	535	7
Svenska Handelsbanken, Class A	768	12
Swedbank, Class A	429	17
Telefonaktiebolaget LM Ericsson, Class B	6,106	66
Volvo, Class B	729	26
Total Sweden (Cost $399)		424
SWITZERLAND 7.9%
Common Stocks 7.9%
ABB	970	84
Alcon	227	18
Barry Callebaut	1	2
Belimo Holding	4	4
Cie Financiere Richemont, Class A	332	64
Galderma Group	69	13
Geberit	16	12
Givaudan	3	12
Helvetia Baloise Holding	50	13
Holcim	793	82
Julius Baer Group	118	10
Kuehne & Nagel International	33	8
Logitech International	353	30
Lonza Group	28	19
Nestle	1,748	167
Novartis	1,691	251
Partners Group Holding	11	15
Roche Holding	648	295
Roche Holding, Class BR	15	7
Sandoz Group	192	15
SGS	87	10
Sika	79	15
Sonova Holding	27	7
Straumann Holding	54	7
Swiss Life Holding	14	15
Swiss Prime Site	70	12
Swiss Re	135	22
Swisscom	15	12

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
UBS Group	1,957	93
VAT Group	13	8
Zurich Insurance Group	83	59
Total Switzerland (Cost $1,305)		1,381
UNITED KINGDOM 15.6%
Common Stocks 15.6%
3i Group	1,398	64
Admiral Group	173	7
Anglo American	509	24
Ashtead Group	194	12
AstraZeneca	1,554	290
Aviva	1,578	14
BAE Systems	3,260	89
Barclays	23,169	155
BP	8,985	57
British American Tobacco	2,154	130
BT Group	21,840	57
Bunzl	233	7
Centrica	2,773	7
Coca-Cola HBC, Class DI	135	7
Compass Group	3,078	92
Diageo	1,023	24
Experian	430	16
Glencore (1)	4,519	31
GSK	3,409	88
Haleon	4,055	21
Halma	212	10
HSBC Holdings	12,190	215
Imperial Brands	2,338	98
Informa	831	10
InterContinental Hotels Group (USD)	71	10
Kingfisher	9,041	42
Legal & General Group	3,406	12
Lloyds Banking Group	20,882	31
London Stock Exchange Group	214	24
Marks & Spencer Group	1,217	6
Melrose Industries	691	6
National Grid	2,886	49
NatWest Group	3,539	32
Next	59	11
Prudential	1,167	19
Reckitt Benckiser Group	549	46
RELX	1,237	44
Rentokil Initial	1,339	8
Rio Tinto	624	57
Rolls-Royce Holdings	9,474	158

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Sage Group	558	7
Segro	1,003	10
Severn Trent	221	9
Shell	5,472	210
Smith & Nephew	401	7
SSE	602	20
Standard Chartered	3,964	101
Tesco	11,005	64
Unilever	2,113	144
United Utilities Group	498	9
Vodafone Group	9,476	14
Wise, Class A (1)	3,538	46
Total United Kingdom (Cost $2,553)		2,721
UNITED STATES 0.0%
Common Stocks 0.0%
Wix.com (1)	30	3
Total United States (Cost $3)		3
Total Investments 99.0% of Net Assets (Cost $16,285)		$17,304
Other Assets Less Liabilities 1.0%		177
Net Assets 100.0%		$17,481

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing.

ADR	American Depositary Receipts
CVA	Dutch Certificate (Certificaten Van Aandelen)
GBP	British Pound
USD	U.S. Dollar
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Active Core International Equity ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$185	$17,095	$—	$17,280
Preferred Stocks	—	24	—	24
Total	$185	$17,119	$—	$17,304
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1250-054Q1
01/26